                         SUPPLEMENT DATED APRIL 5, 2004
                                     TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003,
                  AS PREVIOUSLY SUPPLEMENTED ON JULY 25, 2003,
                            VAN KAMPEN COMSTOCK FUND
                           VAN KAMPEN ENTERPRISE FUND
                       VAN KAMPEN EQUITY AND INCOME FUND
                       VAN KAMPEN GROWTH AND INCOME FUND
                             VAN KAMPEN HARBOR FUND
                  VAN KAMPEN LIMITED MATURITY GOVERNMENT FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003,
       AS PREVIOUSLY SUPPLEMENTED ON JULY 25, 2003 AND SEPTEMBER 2, 2003,
                     VAN KAMPEN REAL ESTATE SECURITIES FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2003,
       AS PREVIOUSLY SUPPLEMENTED ON JULY 25, 2003 AND NOVEMBER 30, 2003,
                       VAN KAMPEN U.S. GOVERNMENT TRUST,
                            ON BEHALF OF ITS SERIES,
                        VAN KAMPEN U.S. GOVERNMENT FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2003,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003,
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                             VAN KAMPEN GROWTH FUND
                         VAN KAMPEN SELECT GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP VALUE FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2003,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 30, 2003,
                                VAN KAMPEN TRUST
                            ON BEHALF OF ITS SERIES,
                           VAN KAMPEN HIGH YIELD FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2003
                            VAN KAMPEN RESERVE FUND

           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003
                              VAN KAMPEN PACE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003,
                 AS PREVIOUSLY SUPPLEMENTED NOVEMBER 30, 2003,
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                    VAN KAMPEN EMERGING MARKETS INCOME FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                     VAN KAMPEN EUROPEAN VALUE EQUITY FUND
                          VAN KAMPEN FOCUS EQUITY FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND
                      VAN KAMPEN INTERNATIONAL MAGNUM FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                             VAN KAMPEN VALUE FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2003,
                 AS PREVIOUSLY SUPPLEMENTED NOVEMBER 30, 2003,
                         VAN KAMPEN TAX FREE MONEY FUND

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "GENERAL INFORMATION" is hereby amended by adding the following sentence to the end of the fourth paragraph:

     Transactions including purchases, exchanges and redemptions completed through an authorized dealer, custodian, trustee or record keeper of a retirement plan account may involve additional fees charged by the authorized dealer, custodian, trustee or record keeper.

     The section entitled "REDEMPTION OF SHARES" is amended by adding the following sentence as the last sentence of the second paragraph:

     Redemptions completed through an authorized dealer, custodian, trustee or record keeper of a retirement plan account may involve additional fees charged by the authorized dealer, custodian, trustee or record keeper.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 MS SPT SAI 4/04